Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

18. SUBSEQUENT EVENTS

On January 7, 2021, the Company announced that it has received notification from the Greenland government that surplus assessment credits from exploration conducted on the Company’s exclusive mineral exploration licenses located on the southwest coast of Greenland have been extended by one year. Mineral licenses that received one credit extension include exploration license 2011/54, exploration license 2012/28 and exploration license 2018/21.

On January 14, 2021, the Company invested a further $50,400 towards the acquisition of common shares of Premium Nickel. A share certificate for 251,000 common shares was issued to the Company on March 23, 2021, representing the Company’s $100,400 investment, of which $50,000 was recorded in advances at December 31, 2020 (Note 9).

On February 26, 2021, the Company granted incentive stock options to certain directors, officers, employees and consultants of the Company to purchase up to 3,185,000 common shares in the capital of the Company pursuant to the Company’s Plan. All of the options are exercisable for a period of 5 years at an exercise price of $0.32 per share.

Subsequent to December 31, 2020, the Company received $665,135 in proceeds from the exercise of warrants.

On April 20, the Company closed the previously announced and oversubscribed non-brokered private placement consisting of an aggregate of 8,290,665 units of the Company (the “Units”) at a price of $0.24 per Unit, for aggregate gross proceeds of $1,989,759.60. Each Unit consists of one common share in the capital of the Company and one half transferable common share purchase warrant (“Warrant”) of the Company. Each full Warrant entitles the holder to acquire one common share of the Company within twenty-four (24) months following its issuance date, at a price of $0.35. The warrants are subject to an acceleration clause such that if the closing market price of the common shares on the TSX-V is greater than $0.60 per common share for a period of 10 consecutive trading days at any time after the four-month anniversary of the closing of the placement, the Company may, at its option, accelerate the warrant expiry date to within 30 days.

In connection with the Placement, the Company has paid eligible finders (the "Finders"): (i) cash commission equal to 6% of the gross proceeds raised from subscribers introduced to the Company by such Finders, being an aggregate of $57,189.62, and (ii) a number of common share purchase warrants (the "Finder Warrants") equal to 6% of the Units attributable to the Finders under the Placement, being an aggregate of 238,289 Finder Warrants. Each Finder Warrant entitles the Finder to acquire one Common Share of the Company at any time prior to 5:00 p.m. (Toronto time) on the date that is twenty-four (24) months following its issuance date, at an exercise price of $0.35.